Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 119,483	$ 203,378	$ 1,788	$ 12,086	$ 336,735
Serrabal, Esmeralda, And Sonia
Total	20,710		927		21,637
Coto Minero Conchitina
Total	31,652		$ 861		32,513
Thaba Chueu Mining
Total	$ 67,121	$ 203,378		$ 12,086	$ 282,585